Long-Term Debt And Lines of Credit (Narrative) (Details) - 2018 Credit Agreement [Member] - USD ($)		12 Months Ended
	Jun. 20, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Revolving credit facility period, years	5 years
Standby letters of credit issued		$ 36,400,000
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.00%	1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 450,000,000
Unused lines of credit		$ 324,400,000
Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 150,000,000